Share-Based Compensation - Schedule of Movement of Liability Awards with Respect to Unsettled Restricted Shares Granted (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 116,611	¥ 5,821	¥ 10,578
Restricted Shares Owned By Founder On His Own Behalf
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance outstanding	4,738	4,550	4,181
Share-based compensation expenses	212	286	266
Foreign currency translation adjustment	408	(98)	103
Balance outstanding	0	¥ 4,738	¥ 4,550
Restricted Shares Owned By Founder On His Own Behalf | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of Restricted Shares to ordinary shares upon the completion of the IPO on September 25, 2018	¥ (5,358)